6. ACQUISITIONS OF BUSINESSES AND TRANSACTIONS WITH NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Acquisitions Of Businesses And Transactions With Non-controlling Interests
ACQUISITIONS OF BUSINESSES AND TRANSACTIONS WITH NON-CONTROLLING INTERESTS

There were no transactions in 2017 and 2016.

2015 Transactions

ACQUISITION OF WORLD DUTY FREE S.P.A.

In a two step acquisition on August 7, 2015, and November 13, 2015, Dufry acquired 100 % in the voting equity interests in World Duty Free S.p.A. (WDF), a publicly listed company in Italy for a total consideration of USD 2,859.5 (EUR 2,608.7) million equivalent of EUR 10.25 per share in cash. The acquisition was mainly financed through the issuance of share capital. This acquisition was accounted using the acquisition method.

For this acquisition, Dufry incurred transaction costs of USD 32.7 million in 2015 presented as other operational expenses and of USD 12.8 million presented as related taxes in the statement of comprehensive income of Dufry, but not reflected in these combined financial statements.

For the purpose of these combined financial statements, only those entities of WDF located in the USA or Canada were combined in the formation of Hudson Group.

The final fair value of the identifiable assets and liabilities of the WDF entities in USA and Canada at the date of acquisition are as described below:

	FINAL FAIR VALUE AT AUGUST 7, 2015
IN MILLIONS OF	IN EUR	IN USD
Trade receivables	37.4	41.0
Inventories	23.5	25.8
Other current assets	14.0	15.3
Property, plant and equipment	34.7	38.0
Concession rights	165.0	180.9
Other non-current assets	9.1	10.0
Deferred tax assets	3.2	3.5
Trade payables	(45.5)	(49.9)
Financial debt	(0.9)	(1.0)
Other liabilities	(22.0)	(24.2)
Deferred tax liabilities	(46.5)	(50.9)
Fair value of non-controlling interests	(4.8)	(5.2)
Identifiable net assets	167.2	183.3

Hudson’s share in these net assets	167.2	183.3
Goodwill	179.7	197.0
Total purchase price allocated to US and Canada entities	346.9	380.3

From the date when Hudson took control of the US and Canada entities of the WDF operations in August 2015 until December 2015 these operations contributed USD 171.3 million in turnover and USD (1.5) million in operating profit to the statement of comprehensive income of Hudson.

If the business combination had occurred as at the beginning of 2015, US and Canada entities of WDF would have generated a turnover during 2015 of USD 381.7 million and an operating profit of approximately USD 3.0 million.